CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flows (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Condensed statements of cash flows
Net cash provided by/(used in) operating activities	₽ 70,282	$ 783.4	₽ 41,688	₽ 9,293
Investments in marketable equity securities				(10,604)
Proceeds from sale of marketable equity securities			5,859	6,163
Investments in term deposits	(6)	(0.1)	(3,395)	(264,151)
Maturities of term deposits	160	1.8	27,004	345,474
Other investing activities	874	9.7	(485)	(2,152)
Net cash provided by/(used in) investing activities	(106,943)	(1,192.4)	(22,738)	21,994
Repayment of debt	(137,755)	(1,536.0)	(49,560)
Purchase of non-redeemable noncontrolling interests	(57,337)	(639.3)		(73,077)
Repurchases of ordinary shares				(6,966)
Proceeds from exercise of share options				1,153
Other financing activities	(5,674)	(63.2)	(1,390)	(1,689)
Net cash provided by/(used in) financing activities	41,843	466.6	(5,519)	(84,845)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	8,248	92.1	(8,390)	511
Net change in cash and cash equivalents, and restricted cash and cash equivalents	13,430	149.7	5,041	(53,047)
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	84,440	941.5	79,399	132,446
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	97,870	1,091.2	84,440	79,399
Parent Company
Condensed statements of cash flows
Net cash provided by/(used in) operating activities	50,608	564.3	45,965	(11,067)
Investments in marketable equity securities				(10,604)
Proceeds from sale of marketable equity securities			5,859	6,163
Investments in term deposits				(78,223)
Maturities of term deposits				132,849
Other investing activities	(688)	(7.7)	21	7,875
Net cash provided by/(used in) investing activities	(688)	(7.7)	5,880	58,060
Repayment of debt	(51)	(0.6)	(46,310)
Purchase of non-redeemable noncontrolling interests	(57,337)	(639.3)		(73,077)
Repurchases of ordinary shares				(6,966)
Proceeds from exercise of share options				1,153
Other financing activities	(23)	(0.2)	(1,390)	(1,662)
Net cash provided by/(used in) financing activities	(57,411)	(640.1)	(47,700)	(80,552)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	5,622	62.6	(16,513)	473
Net change in cash and cash equivalents, and restricted cash and cash equivalents	(1,869)	(20.9)	(12,368)	(33,086)
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	8,860	98.8	21,228	54,314
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	₽ 6,991	$ 77.9	₽ 8,860	₽ 21,228